Note 13 - Stock-based Compensation - Stock-based Compensation (Details) - The 2006, 2016 and 2021 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation	$ 59,508	$ 33,767	$ 13,893
Cost of Sales [Member]
Stock-based Compensation	3,477	592	415
Selling and Marketing Expense [Member]
Stock-based Compensation	15,906	19,973	8,166
General and Administrative Expense [Member]
Stock-based Compensation	24,063	12,916	5,034
Research and Development Expense [Member]
Stock-based Compensation	$ 16,062	$ 286	$ 278